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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 3, 2006
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This supplement updates the Selected First American Funds Class A Shares
Prospectus, dated December 30, 2005 (the "Prospectus), as supplemented February 22, March 7, March 20, April 24, June 30, and August 9, 2006.

This supplement, any previous supplements, and the Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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As of October 30, 2006, the High Income Bond Fund is being offered through a different prospectus. Information on the High Income Bond Fund included in the Prospectus is not current and should not be relied upon.



IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.